Leases (Tables) - Nickel Road Operating LLC [Member]	9 Months Ended
Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Components of Lease Expense

For the period ended September 30, 2024, components of lease expense were as follows:

Total lease costs (operating and short-term)	$801,000

For the period ended September 30, 2023, components of lease expense were as follows:

Total lease costs (operating and short-term)	$734,000

Schedule of Supplemental Cash Flow Related to Lease

For the period ended September 30, 2024, supplemental cash flow information related to leases was as follows:

Cash paid for amounts included in measurement of lease liabilities
Operating cash flows used for operating leases (including short-term)	$153,000

Right-of-use assets obtained in exchange for lease obligations (non-cash)
Operating leases	$-

Weighted-average remaining lease term (years)
Operating leases	0.9

Weighted-average discount rate
Operating leases	4.9%

Schedule of Future Maturities Operating Lease Liability

The following is the future maturities of the annual undiscounted cash flows of the operating lease liability as of September 30, 2024:

Years Ending
September 30,

2025	$187,000

Total minimum lease payments	187,000

Less imputed interest	(4,475)

Present value of lease liability	$182,525